Pension and Other Employee Benefit Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized in respect of contributions to the plans	¥ 23,115	¥ 16,359	¥ 9,004
Aggregated accumulated benefit obligations	¥ 1,026,135	¥ 1,125,955
Description of requirements for lump-sum severance indemnities	Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.
Pension plan, contribution expected to be paid during the next fiscal year	¥ 20,000